Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of commitments [line Items]
Rental expenses for operating leases	$ 87	$ 80	$ 90
Later than one year [member]
Disclosure of commitments [line Items]
Natural gas contracts	$ 94